CONSOLIDATED STATEMENTS OF CASH FLOWS $ in Thousands	12 Months Ended
Dec. 31, 2020 USD ($)
Operating Activities
Net loss	$ (145,510)
Adjustment to reconcile net loss to net cash used in operating activities:
Depreciation and amortization	1,609
Stock-based compensation	23,757
Accretion of unamortized discount and amortization of issuance costs	558
Fair value adjustment of derivatives	21,463
Impairment charges	3,573
Change in fair value of common stock warrant liabilities	23,049
Changes in operating assets and liabilities:
Prepaid expenses and other assets	(7,505)
Accounts payable	10,729
Other liabilities	12,045
Net cash used in operating activities	(56,232)
Investing Activities
Purchases of property and equipment, including internal-use software	(3,246)
Net cash used in investing activities	(3,246)
Financing Activities
Payments for issuance costs	(201)
Payments under debt agreements	(10,000)
Net cash contributions from Business Combination and PIPE Financing	246,484
Payments made towards offering costs	(1,993)
Proceeds from issuance of redeemable convertible preferred stock, net of issuance costs	76,617
Proceeds from exercise of stock options and issuance of common stock	1,243
Proceeds from exercise of common stock warrants	382
Taxes paid related to net share settlement of equity awards	(13,404)
Payments made to repurchase common stock	(1,339)
Payments for redemption of preferred stock	(1,211)
Net cash provided by financing activities	296,578
Net change in cash, cash equivalents and restricted cash	237,100
Cash, cash equivalents and restricted cash-beginning of year	28,548
Cash, cash equivalents and restricted cash-end of year	265,648
Cash paid during the period for:
Interest	815
Noncash investing and financing activities:
Settlement of the Redeemable Convertible Series E preferred stock forward contract liability	21,688
Deferred offering costs in accounts payable and accrued liabilities	14,065
Payment of promissory notes through surrender of shares	$ 18,673